COST REDUCTION ACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 28, 2013 2012 Program item	Dec. 29, 2012 2012 Program item	Dec. 31, 2011 2011 Actions item	Dec. 29, 2012 2011 Actions item
Restructuring Cost and Reserve
Charges (Reversals), net	$ 40.3	$ 56.4	$ 40.3	$ 56.4	$ 45.0
Number of positions reduced as a result of Cost Reduction Actions			1,400	1,060	910
Number of positions remaining			0			0